Shareholders' Equity (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Class of Warrant or Right [Line Items]
Outstanding and exercisable warrants	5,000 [1]
Warrant [Member]
Class of Warrant or Right [Line Items]
Outstanding and exercisable warrants	161,000
Weighted average exercise price of outstanding warrants | $ / shares	$ 7.43
Weighted average Remaining contractual life (years)	1 year 6 months 22 days

[1]	All warrants are exercisable as of December 31, 2015.